Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Cash flows from operating activities:
Net loss	$ (4,554,000)	$ (15,137,000)
Adjustments to reconcile net loss to net cash used in operating activities:
In-process research and development expenses in connection with the Varian asset acquisition	7,419,000	0
Depreciation and amortization	66,000	60,000
Non-cash lease expense	311,000	309,000
Amortization of debt discount and debt issuance costs	86,000	0
Stock-based compensation	434,000	972,000
Non-cash expense related to equity consideration for services	189,000	0
Loss on ELOC commitment note and derivative liability	590,000	0
Loss on impairment of goodwill	0	3,058,000
Loss on sale and disposal of property and equipment	0	12,000
Gain on debt extinguishment	(14,591,000)	0
Unrealized gain on foreign exchange rate changes	(180,000)	(261,000)
Change in fair value of common stock warrant liability	(2,166,000)	(0)
Change in fair value of derivative liabilities	(33,000)	0
Change in fair value of senior secured notes	150,000	0
Changes in assets and liabilities:
Prepaid expenses and other current assets	(11,000)	443,000
Accounts payable	1,245,000	695,000
Accrued expenses	48,000	317,000
Operating lease liabilities	(345,000)	(338,000)
Other current liabilities	(375,000)	0
Net cash used in operating activities	(11,717,000)	(9,870,000)
Cash flows from investing activities:
Purchase of property and equipment	(12,000)	(15,000)
Net cash (used in) provided by investing activities	(12,000)	(15,000)
Cash flows from financing activities:
Proceeds from private placements, net of issuance costs	3,925,000	0
Redemptions of Series C Preferred Stock	(847,000)	0
Cash dividends on Series C Preferred Stock	(347,000)	0
Proceeds from issuance of common stock and warrants, net of issuance costs	0	10,794,000
Proceeds from ATM Program, net of issuance costs	1,367,000	0
Proceeds from senior convertible notes payable, net of issuance costs	1,312,000	0
Principal payments on senior convertible notes payable	(150,000)	0
Proceeds from senior secured and unsecured notes, net of issuance costs	550,000	0
Principal payments on loans payable	(344,000)	(563,000)
Payments on debt extinguishment	(200,000)	0
Proceeds from exercise of common stock warrants, net of expenses	0	843,000
Net cash provided by financing activities	9,569,000	11,074,000
Net decrease in cash, cash equivalents, and restricted cash	(2,160,000)	1,189,000
Cash, cash equivalents, and restricted cash - beginning of year	4,469,000	6,326,000
Cash, cash equivalents, and restricted cash - end of year	2,309,000	7,515,000
Supplementary disclosure of non-cash activity:
Fair value upon issuance of common stock warrant liability	10,787,000	0
Fair value of common stock consideration related to debt extinguishment	280,000	0
Prepayment of insurance through third-party financing	555,000	778,000
January 2023 Existing Warrants [Member]
Supplementary disclosure of non-cash activity:
Fair value of warrant modifications related to the warrant exercise inducement	0	1,238,000
February 2023 Existing Warrants [Member]
Supplementary disclosure of non-cash activity:
Fair value of warrant modifications related to the warrant exercise inducement	0	274,000
Senior Convertible Notes [Member]
Supplementary disclosure of non-cash activity:
Fair value upon issuance of derivative liability	458,000	0
Embedded Derivative Financial Instruments, Convertible Promissory Note [Member]
Supplementary disclosure of non-cash activity:
Fair value upon issuance of derivative liability	284,000	0
Varian Asset Acquisition [Member]
Adjustments to reconcile net loss to net cash used in operating activities:
In-process research and development expenses in connection with the Varian asset acquisition	7,500,000
Series B Preferred Stock [Member]
Cash flows from financing activities:
Issuance costs related to Series B Preferred Stock	(68,000)	0
Series B Preferred Stock [Member] | Varian Asset Acquisition [Member]
Supplementary disclosure of non-cash activity:
Fair value of Series B Preferred Stock issued in connection with the Varian asset acquisition	7,022,000	0
Series C Preferred Stock [Member]
Supplementary disclosure of non-cash activity:
Non-cash issuance costs allocated to Series C preferred stock	37,000
ELOC Purchase Agreement [Member]
Cash flows from financing activities:
Proceeds from equity issuances, net	4,371,000	0
Private Placement [Member]
Supplementary disclosure of non-cash activity:
Private placement proceeds allocated to common stock warrant liability	$ 3,331,000	$ 0